STOCK OPTIONS (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	450,000,000
Stock-based compensation expense	$ 17,813,834	$ (0)	$ 0	$ 0
Outstanding options, intrinsic value	$ 0	$ 0
Share-based Payment Arrangement, Employee [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	50,000,000
Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options, granted	400,000,000